Principal subsidiaries - Summary of principal in subsidiaries (Parenthetical) (Detail)		7 Months Ended	12 Months Ended
	Aug. 01, 2018	Aug. 01, 2018	Dec. 31, 2018
Oyu Tolgoi LLC [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Indirect interest in subsidiary			33.50%
Robe river iron associates [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary			65.00%
Non-controlling interest (%), Subsidiary			12.00%
Proportion of net beneficial interest			53.00%
Percentage of ownership interest exchanged in joint venture			65.00%
Hail Creek [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership interest exchanged in joint venture		82.00%
Hail Creek [Member] | 2018 Disposals [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership interest in joint venture disposed	82.00%
Kestrel Underground Coal Mine [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership interest exchanged in joint venture		80.00%
Kestrel Underground Coal Mine [Member] | 2018 Disposals [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership interest in joint venture disposed	80.00%
Consorcio De Aluminio Do Maranhao [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership interest exchanged in joint venture			10.00%
Diavik Joint Venture [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership interest exchanged in joint venture			60.00%
Contractual obligations corresponding to receivable or contingent asset			40.00%
Robe River Mining Co Pty Ltd [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary			60.00%
Non-controlling interest (%), Subsidiary			40.00%
Robe River Mining Co Pty Ltd [member] | Robe river iron associates [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Non-controlling interest (%), Subsidiary			30.00%
North Mining Limited [member] | Ordinary shares [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary			100.00%
North Mining Limited [member] | Robe river iron associates [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Non-controlling interest (%), Subsidiary			35.00%
Queensland Coal Pty Limited [member] | Ordinary shares [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary			100.00%
Queensland Coal Pty Limited [member] | Hail Creek [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership interest exchanged in joint venture			82.00%
Queensland Coal Pty Limited [member] | Kestrel Underground Coal Mine [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership interest exchanged in joint venture			80.00%
Simfer Jersey Limited [member] | Ordinary shares [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary			53.00%
Non-controlling interest (%), Subsidiary			47.00%
Simfer S.A. [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary			85.00%
Non-controlling interest (%), Subsidiary			45.05%
Indirect interest in subsidiary			45.05%
QIT Madagascar Minerals SA [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary			80.00%
Portion of additional economic interest held through non voting investment			5.00%
Portion of economic interest held through non voting investment			85.00%
Non-controlling interest voting rights			20.00%
QIT Madagascar Minerals SA [member] | Common shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary			80.00%
Proportion of class held (%), Subsidiary			80.00%
QIT Madagascar Minerals SA [member] | Common Shares and Investment Certificates [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Non-controlling interest (%), Subsidiary			15.00%
Turquoise Hill Resources Ltd [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary			50.79%
Turquoise Hill Resources Ltd [member] | Oyu Tolgoi LLC [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary			66.00%
Rossing Uranium [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary			68.60%
Proportion of class held (%), Subsidiary			35.57%
Non-controlling interest voting rights			64.43%
Richards Bay Mining (Proprietary) Limited [member] | B Ordinary, B Preference and Parent Preference Shares [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary			74.00%
Non-controlling interest (%), Subsidiary			26.00%